Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 9,404	$ 6,461
Accumulated depreciation on vessel and equipment	705,104	665,206
Sale Leaseback Transaction, Accumulated Depreciation	$ 86,156	$ 66,878
Limited Partners - common units issued (in shares)	78.4	79.4
Limited Partners - common units outstanding (in shares)	78.4	79.4
Limited Partners - preferred units issued (in shares)	11.8	11.8
Limited Partners - preferred units outstanding (in shares)	11.8	11.8